Income taxes (Details 2) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Non-capital losses	60,465,925	60,762,821
Non capital operating losses
Tax Credit Carryforward [Line Items]
Non-capital losses	17,895,000	15,288,000
Non capital operating losses | 2024
Tax Credit Carryforward [Line Items]
Non-capital losses	1,132,000
Non capital operating losses | 2025
Tax Credit Carryforward [Line Items]
Non-capital losses	1,244,000
Non capital operating losses | 2026
Tax Credit Carryforward [Line Items]
Non-capital losses	1,805,000
Non capital operating losses | 2027
Tax Credit Carryforward [Line Items]
Non-capital losses	3,346,000
Non capital operating losses | 2028
Tax Credit Carryforward [Line Items]
Non-capital losses	2,202,000
Non capital operating losses | 2029
Tax Credit Carryforward [Line Items]
Non-capital losses	1,443,000
Non capital operating losses | 2030
Tax Credit Carryforward [Line Items]
Non-capital losses	1,676,000
Non capital operating losses | 2031
Tax Credit Carryforward [Line Items]
Non-capital losses	2,438,000
Non capital operating losses | 2032
Tax Credit Carryforward [Line Items]
Non-capital losses	2,609,000